FILE NOS. 333-83423

811-9491

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT

UNDER

INVESTMENT COMPANY ACT OF 1940

Amendment No. 34	☒

(Check appropriate box or boxes.)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

5701 Golden Hills Drive, Minneapolis, MN	55416
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (763) 765-7330

Erik T. Nelson

5701 Golden Hills Drive

Minneapolis, MN 55416-1297

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: January 23, 2012

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 5th day of January, 2012.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

By:	/s/ Brian Muench
Brian Muench, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on January 5, 2012.

Signature	Title

/s/ Peter R. Burnim*	Trustee
Peter R. Burnim

/s/ Peggy L. Ettestad*	Trustee
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*	Trustee
Roger A. Gelfenbien

/s/ Dickson W. Lewis*	Trustee
Dickson W. Lewis

/s/ Claire R. Leonardi*	Trustee
Claire R. Leonardi

/s/ Peter W. McClean*	Trustee
Peter W. McClean

/s/ Arthur C. Reeds III*	Trustee
Arthur C. Reeds III

/s/ Ty Edwards	Treasurer (principal financial and accounting officer)
Ty Edwards

/s/ Robert DeChellis*	Trustee
Robert DeChellis

By:	/s/ Brian Muench
Brian Muench, President

*	Pursuant to powers of attorney filed as Exhibit (q) to this Registration Statement

SIGNATURES

AZL Cayman Global Allocation Fund I, Ltd. has duly caused this Registration Statement of Allianz Variable Insurance Products Trust, on behalf of AZL BlackRock Global Allocation Fund, with respect only to information that specifically relates to AZL Cayman Global Allocation Fund I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, and the State of Minnesota, on the 5th day of January, 2012.

AZL CAYMAN GLOBAL ALLOCATION FUND I, LTD.

By:	/s/ Brian Muench
Brian Muench, Director

This Registration Statement of Allianz Variable Insurance Products Trust, on behalf of AZL BlackRock Global Allocation Fund, with respect only to information that specifically relates to the AZL Cayman Global Allocation Fund I, Ltd., has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/s/ Brian Muench	Director, AZL Cayman Global Allocation Fund I, Ltd.	January 5, 2012
Brian Muench

/s/ Michael Scriver	Director, AZL Cayman Global Allocation Fund I, Ltd.	January 5, 2012
Michael Scriver

EXHIBITS

TO

POST-EFFECTIVE AMENDMENT NO. 33

TO

FORM N-1A

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

INDEX TO EXHIBITS

Exhibit	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase